Leases (Details) - Schedule of Minimum Aggregate Future Obligations Non-cancellable Operating Leases $ in Thousands	Feb. 29, 2024 USD ($)
Schedule Of Minimum Aggregate Future Obligations Non Cancellable Operating Leases Abstract
Remaining fiscal 2024	$ 14
Fiscal 2025	49
Fiscal 2026	24
Fiscal 2027 and thereafter	8
Total future lease payments	95
Less: imputed interest	(10)
Present value of future lease payments	$ 85